Right-of-use assets and leases payable - Summary of Changes in Lease Payables (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities
Beginning balance	R$ 1,523,934	R$ 1,523,769	R$ 1,348,311
Interest accrued	133,767	143,005	128,069
Payments of lease	(285,404)	(213,527)	(351,011)
Principal payment	(2,718,953)	(3,149,525)	(5,848,611)
Interest payment	(798,653)	(742,724)	(914,979)
Interest payment	(148,084)	(145,586)	(6,868)
Additions and remeasurement	342,332	257,201	482,439
Write-offs	(81,393)	(71,569)	(77,171)
Acquisition of subsidiary		30,641
Ending balance	1,485,152	1,523,934	R$ 1,523,769
Current	316,460	311,426
Non-current	R$ 1,168,692	R$ 1,212,508